STOCKHOLDERS' DEFICIT (Details)									1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 21, 2022	Sep. 29, 2022 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) shares	May 10, 2022 USD ($) shares	May 05, 2022 $ / shares shares	Sep. 29, 2021 USD ($)	May 13, 2021 USD ($) $ / shares shares	May 12, 2021	Sep. 30, 2022 USD ($) shares	Aug. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Oct. 13, 2022 shares	Oct. 12, 2022 shares
Class of Stock
Outstanding principal amount of convertible debt converted | $													$ 1,432,979
Number of share sold or issued on closing of Public Offering															0
Proceeds from issuance of common stock | $				$ 8,100,000
Net proceeds of after deducting underwriting discounts and commissions | $				700,000
Direct offering expenses | $				$ 500,000
Value of shares issued | $															$ 451,603
Common stock issued pursuant to consulting agreement (in shares)									750
Common stock issued pursuant to consulting agreement | $									$ 123,000		$ 123,000	$ 183,000		$ 595,500
Number of shares resulting from conversion													24,827
Common stock, Shares authorized (in shares)																	200,000,000
Reverse stock split conversion ratio	0.01							0.064
Subsequent event
Class of Stock
Common stock, Shares authorized (in shares)																1,000,000,000	200,000,000
Aggregate number of authorized shares (in shares)																1,010,000,000
Reverse stock split conversion ratio	0.01
Venture Debt | Black Oak SPA
Class of Stock
Outstanding principal amount of convertible debt converted | $						$ 6,251,755
Series A Convertible Preferred Stock
Class of Stock
Preferred stock, shares outstanding									6,300		6,300		6,300	0
Shares designated (in shares)		6,800
Stated Value | $		$ 1,000							$ 1		$ 1		$ 1
Conversion price (in dollars per share) | $ / shares		$ 9.30
Series A Convertible Preferred Stock | Venture Debt | Black Oak SPA
Class of Stock
Number of shares resulting from conversion		6,300
Debt conversion price (in dollars per share) | $ / shares		$ 1,000
Series A preferred stock
Class of Stock
Preferred stock, shares outstanding									1		1		1	0	5,654,072
Stated Value | $															$ 565
Series A preferred stock | Chief Executive Officer
Class of Stock
Number of share sold or issued on closing of Public Offering			1							1
Value of shares issued | $			$ 25,000							$ 25,000
Preferred stock, shares outstanding			250,000,000							250,000,000
Initial Public Offering
Class of Stock
Share price | $ / shares					$ 2.50		$ 4.15
Number of shares agreed to issued and sell					373,898
Issue price (in dollars per share) | $ / shares					$ 2.30
Number of option days granted to purchase an additional shares					45 days
Number of share sold or issued on closing of Public Offering				373,898			24,096
Maximum number of additional shares allowed to purchase within 45 option days					56,085
Gross proceeds from the offering | $				$ 9,300,000
Proceeds from issuance of common stock | $							$ 8,600,000